BASIC AND DILUTED NET LOSS PER SHARE - Summary of Computation of the Net Loss Per Share (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net Loss	$ (26,199)	$ (12,642)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	215,511,076	185,534,529
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	215,511,076	185,534,529